Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of bank holds portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value hedge derivatives
Notional amount	$ 36,182,980	$ 31,463,550
Fair value Assets	477,762	629,136
Fair value Liabilities	2,788,794	1,364,210
Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	19,131,956	17,224,215
Fair value Assets	289,326	516,108
Fair value Liabilities	1,499,436	705,901
Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	17,051,024	14,239,335
Fair value Assets	188,436	113,028
Fair value Liabilities	1,289,358	658,309
Up To One Month [Member]
Fair value hedge derivatives
Notional amount	954,285	522,792
Up To One Month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	291,589	62,926
Up To One Month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	662,696	459,866
Between 1 and 3 month [Member]
Fair value hedge derivatives
Notional amount	3,926,602	841,428
Between 1 and 3 month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,154,632	485,548
Between 1 and 3 month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,771,970	355,880
Between 3 and 12 months [Member]
Fair value hedge derivatives
Notional amount	4,808,661	5,097,830
Between 3 and 12 months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,234,893	3,143,880
Between 3 and 12 months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,573,768	1,953,950
Between 1 and 3 years [Member]
Fair value hedge derivatives
Notional amount	17,153,983	12,549,165
Between 1 and 3 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	10,450,611	7,446,120
Between 1 and 3 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	6,703,372	5,103,045
Between 3 and 5 years [Member]
Fair value hedge derivatives
Notional amount	3,886,162	5,998,791
Between 3 and 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,808,902	2,657,185
Between 3 and 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,077,260	3,341,606
More than 5 years [Member]
Fair value hedge derivatives
Notional amount	5,453,287	6,453,544
More than 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	3,191,329	3,428,556
More than 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,261,958	3,024,988
Interest rate swaps [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	11,015,055	8,803,216
Fair value Assets	213,478	22,933
Fair value Liabilities	1,166,339	587,702
Interest rate swaps [Member] | Up To One Month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	206,630	20,000
Interest rate swaps [Member] | Between 1 and 3 month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	447,773	190,000
Interest rate swaps [Member] | Between 3 and 12 months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	722,845	87,817
Interest rate swaps [Member] | Between 1 and 3 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	7,300,878	6,278,000
Interest rate swaps [Member] | Between 3 and 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	608,013	384,713
Interest rate swaps [Member] | More than 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,728,916	1,842,686
Cross currency swaps [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	8,116,901	8,420,999
Fair value Assets	75,848	493,175
Fair value Liabilities	333,097	118,199
Cross currency swaps [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	14,479,898	12,959,994
Fair value Assets	187,613	109,531
Fair value Liabilities	1,254,026	656,719
Cross currency swaps [Member] | Up To One Month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	84,959	42,926
Cross currency swaps [Member] | Up To One Month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	486,032	221,147
Cross currency swaps [Member] | Between 1 and 3 month [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	706,859	295,548
Cross currency swaps [Member] | Between 1 and 3 month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	932,204	235,537
Cross currency swaps [Member] | Between 3 and 12 months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,512,048	3,056,063
Cross currency swaps [Member] | Between 3 and 12 months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,019,072	1,033,671
Cross currency swaps [Member] | Between 1 and 3 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	3,149,733	1,168,120
Cross currency swaps [Member] | Between 1 and 3 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	6,703,372	5,103,045
Cross currency swaps [Member] | Between 3 and 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,200,889	2,272,472
Cross currency swaps [Member] | Between 3 and 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,077,260	3,341,606
Cross currency swaps [Member] | More than 5 years [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,462,413	1,585,870
Cross currency swaps [Member] | More than 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,261,958	3,024,988
Currency forwards [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	2,571,126	1,279,341
Fair value Assets	823	3,497
Fair value Liabilities	35,332	1,590
Currency forwards [Member] | Up To One Month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	176,664	238,719
Currency forwards [Member] | Between 1 and 3 month [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,839,766	120,343
Currency forwards [Member] | Between 3 and 12 months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	554,696	920,279
Currency forwards [Member] | Between 1 and 3 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount
Currency forwards [Member] | Between 3 and 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount
Currency forwards [Member] | More than 5 years [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount